Business Combination (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	9 Months Ended
		May 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Business Combination [Line Items]
Cash Consideration						$ 9,160
Amount consideration		$ 1,300
Payments of completion development		$ 1,500
Amounts of net loss			$ (10,260)	$ (12,611)		(28,957)	$ (23,966)
Amortization of tangible and intangible assets						$ 372
Acquisition related costs					$ 400
Amortized over a period						5 years 7 months 6 days
Goodwill	[1]		1,847			$ 1,847
Core Technology [Member]
Business Combination [Line Items]
Amortized over a period						5 years 7 months 6 days
Amortized discount rate, percentage						25.30%
Acroname [Member]
Business Combination [Line Items]
Percentage of acquire equity		100.00%
Cash Consideration		$ 9,100
Earn out payments		$ 7,200
Amounts of revenues						$ 2,074
Amounts of net loss						113
Audio Video Segment [Member]
Business Combination [Line Items]
Goodwill			$ 1,847			$ 1,847
WACC [Member]
Business Combination [Line Items]
Discount rate, percentage			25.30%			25.30%

[1]	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to Audio Video segment.